Other operating income and expenses	9 Months Ended
Sep. 30, 2022
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2022, and 2021:

Other operating income	For the nine-month period ended September 30,
	2022	2021
	($ in thousands)
Grants (Note 16)	44,364	44,449
Insurance proceeds and other	10,496	13,148
Total	54,860	57,597

Other operating expenses	For the nine-month period ended September 30,
	2022	2021
	($ in thousands)
Raw materials and consumables used	(13,710)	(64,756)
Leases and fees	(8,571)	(6,451)
Operation and maintenance	(106,118)	(117,750)
Independent professional services	(28,096)	(27,297)
Supplies	(45,678)	(25,270)
Insurance	(34,446)	(33,943)
Levies and duties	(13,596)	(25,948)
Other expenses	(11,220)	(19,458)
Total	(261,435)	(320,873)

The decrease in Other operating expenses in 2022 is primarily due to a specific non-recurrent solar project of Rioglass which ended in October 2021, which mainly explains the decrease in Raw materials and consumables used in 2022.